Note 2 - Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	Consolidated Statements of Earnings (Loss)
	Year Ended
	March 31, 2017 (Audited)			March 31, 2016 (Audited)
	As		As	As		As
	Reported	Correction	Restated	Reported	Correction	Restated
Net Sales	$1,245,681	$16,517	$1,262,198	$1,275,360	$4,207	$1,279,567
Cost of Products Sold	1,139,298	10,896	1,150,194	1,127,965	1,025	1,128,990
Gross Profit	106,383	5,621	112,004	147,395	3,182	150,577
Operating Income/(Loss)	29,121	5,621	34,742	88,549	3,182	91,731
Earnings/(Loss) before income taxes	20,027	5,621	25,648	80,457	3,182	83,639
Income tax (benefit) expense	7,414	2,339	9,753	25,999	1,241	27,240
Net Earnings	12,613	3,282	15,895	54,458	1,941	56,399
Earnings Per Common Share-Basic	$1.27	$0.34	$1.61	$5.46	$0.20	$5.65
Earnings Per Common Share-Diluted	$1.27	$0.33	$1.60	$5.42	$0.20	$5.61
	Three Months Ended
	December 30, 2017 (Unaudited)			September 30, 2017 (Unaudited)
	As		As	As		As
	Reported	Correction	Restated	Reported	Correction	Restated
Net Sales	$392,714	$(5,025)	$387,689	$376,308	$(37,838)	$338,470
Cost of Products Sold	361,013	(3,825)	357,188	355,904	(34,845)	321,059
Gross Profit	31,701	(1,200)	30,501	20,404	(2,993)	17,411
Operating Income/(Loss)	11,471	(1,200)	10,271	1,584	(2,993)	(1,409)
Earnings/(Loss) before income taxes	7,459	(1,200)	6,259	(1,849)	(2,993)	(4,842)
Income tax (benefit) expense	(268)	2,150	1,882	(737)	(1,147)	(1,884)
Net Earnings (Loss)	7,727	(3,350)	4,377	(1,112)	(1,846)	(2,958)
Earnings Per Common Share-Basic	$0.79	$(0.34)	$0.45	$(0.11)	$(0.19)	$(0.30)
Earnings Per Common Share-Diluted	$0.78	$(0.34)	$0.44	$(0.11)	$(0.19)	$(0.30)
	Three Months Ended
	July 1, 2017 (Unaudited)			March 31, 2017 (Unaudited)
	As		As	As		As
	Reported	Correction	Restated	Reported	Correction	Restated
Net Sales	$280,187	$8,740	$288,927	$266,115	$14,575	$280,690
Cost of Products Sold	264,427	8,965	273,392	247,394	12,198	259,592
Gross Profit	15,760	(225)	15,535	18,721	2,377	21,098
Operating Income/(Loss)	838	(225)	613	2,432	2,377	4,809
Earnings/(Loss) before income taxes	(2,358)	(225)	(2,583)	(453)	2,377	1,924
Income tax (benefit) expense	(1,519)	(84)	(1,603)	1,197	407	1,604
Net Earnings (Loss)	(839)	(141)	(980)	(1,650)	1,970	320
Earnings Per Common Share-Basic	$(0.09)	$(0.01)	$(0.10)	$(0.17)	$0.20	$0.03
Earnings Per Common Share-Diluted	$(0.09)	$(0.01)	$(0.10)	$(0.17)	$0.20	$0.03
	Three Months Ended
	December 31, 2016 (Unaudited)			October 1, 2016 (Unaudited)
	As		As	As		As
	Reported	Correction	Restated	Reported	Correction	Restated
Net Sales	$369,705	$(12,938)	$356,767	$357,247	$(4,641)	$352,606
Cost of Products Sold	332,230	(13,389)	318,841	327,035	(5,454)	321,581
Gross Profit	37,475	451	37,926	30,212	813	31,025
Operating Income/(Loss)	13,890	451	14,341	11,202	813	12,015
Earnings/(Loss) before income taxes	11,809	451	12,260	8,781	813	9,594
Income tax (benefit) expense	3,628	843	4,471	2,637	136	2,773
Net Earnings (Loss)	8,181	(392)	7,789	6,144	677	6,821
Earnings Per Common Share-Basic	$0.83	$(0.05)	$0.78	$0.62	$0.07	$0.69
Earnings Per Common Share-Diluted	$0.82	$(0.05)	$0.77	$0.62	$0.07	$0.69
	Three Months Ended
	July 2, 2016 (Unaudited)
	As		As
	Reported	Correction	Restated
Net Sales	$252,614	$19,521	$272,135
Cost of Products Sold	232,639	17,541	250,180
Gross Profit	19,975	1,980	21,955
Operating Income/(Loss)	1,597	1,980	3,577
Earnings/(Loss) before income taxes	(110)	1,980	1,870
Income tax (benefit) expense	(48)	953	905
Net Earnings (Loss)	(62)	1,027	965
Earnings Per Common Share-Basic	$(0.01)	$0.10	$0.09
Earnings Per Common Share-Diluted	$(0.01)	$0.10	$0.09
	Consolidated Balance Sheets
	As of December 30, 2017 (Unaudited)			As of September 30, 2017 (Unaudited)
	As		As	As		As
	Reported	Correction	Restated	Reported	Correction	Restated
Assets
Inventory	$710,118	$60,584	$770,702	$802,387	$56,759	$859,146
Total Current Assets	794,510	60,584	855,094	932,609	56,759	989,368
Total Assets	1,072,003	62,234	1,134,237	1,209,968	61,976	1,271,944

Liabilities and Stockholders' Equity
Deferred Revenue	$545	$79,606	$80,151	$542	$74,608	$75,150
Total Current Liabilities	162,423	79,576	241,999	322,982	74,551	397,533
Total Liabilities	635,204	76,594	711,798	780,214	72,986	853,200
Stockholders' Equity	436,799	(14,360)	422,439	429,754	(11,010)	418,744
Total Liabilities and Stockholders' Equity	1,072,003	62,234	1,134,237	1,209,968	61,976	1,271,944
	As of July 1, 2017 (Unaudited)			As of March 31, 2017 (Audited)
	As		As	As		As
	Reported	Correction	Restated	Reported	Correction	Restated
Assets
Inventory	$633,505	$21,914	$655,419	$598,056	$30,879	$628,935
Total Current Assets	731,857	21,914	753,771	688,270	30,879	719,149
Total Assets	1,006,943	25,038	1,031,981	946,019	32,249	978,268

Liabilities and Stockholders' Equity
Deferred Revenue	$472	$36,865	$37,337	$545	$45,555	$46,100
Total Current Liabilities	164,200	36,713	200,913	132,277	45,487	177,764
Total Liabilities	573,449	34,202	607,651	511,758	41,306	553,064
Stockholders' Equity	433,494	(9,164)	424,330	434,261	(9,057)	425,204
Total Liabilities and Stockholders' Equity	1,006,943	25,038	1,031,981	946,019	32,249	978,268
	As of December 31, 2016 (Unaudited)			As of October 1, 2016 (Unaudited)
	As		As	As		As
	Reported	Correction	Restated	Reported	Correction	Restated
Assets
Inventory	$656,368	$43,077	$699,445	$771,996	$29,688	$801,684
Total Current Assets	750,156	43,077	793,233	905,029	29,688	934,717
Total Assets	1,004,711	49,035	1,053,746	1,148,714	36,489	1,185,203

Liabilities and Stockholders' Equity
Deferred Revenue	$473	$60,080	$60,553	$550	$47,166	$47,716
Total Current Liabilities	178,732	60,039	238,771	312,466	47,112	359,578
Total Liabilities	587,097	60,039	647,136	738,474	47,112	785,586
Stockholders' Equity	417,614	(11,004)	406,610	410,240	(10,623)	399,617
Total Liabilities and Stockholders' Equity	1,004,711	49,035	1,053,746	1,148,714	36,489	1,185,203
	As of July 2, 2016 (Unaudited)			As of March 31, 2016 (Audited)
	As		As	As		As
	Reported	Correction	Restated	Reported	Correction	Restated
Assets
Inventory	$586,829	$24,234	$611,063	$567,707	$41,774	$609,481
Total Current Assets	693,649	24,234	717,883	673,887	41,774	715,661
Total Assets	919,981	31,171	951,152	895,327	49,664	944,991

Liabilities and Stockholders' Equity
Deferred Revenue	$492	$42,576	$43,068	$550	$62,034	$62,584
Total Current Liabilities	179,579	42,471	222,050	399,458	62,003	461,461
Total Liabilities	515,339	42,471	557,810	490,153	62,003	552,156
Stockholders' Equity	404,642	(11,300)	393,342	405,174	(12,339)	392,835
Total Liabilities and Stockholders' Equity	919,981	31,171	951,152	895,327	49,664	944,991